                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/00
                                               -------
Check here if Amendment [x]; Amendment Number: _4_
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
      -------------------------------
Address: 26435 Carmel Rancho Blvd.
         -------------------------
         Carmel, CA  93923
--------------------------
Form 13F File Number: 28-4792
                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Peter Neumeier
      -------------------------------------------------------
Title:   President
       ------------------------------------------------------
Phone:    831-625-6355
       ------------------------------------------------------
Signature, Place, and Date of Signing:
/s/ Peter Neumeier      Carmel, California             5/12/00
----------------------- ----------------------------- --------
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this
report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
   ---- -------------------------------
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:     0
                                   --------------
Form 13F Information Table Entry Total:   30
                                        -------------
Form 13F Information Table Value Total: $168782
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
     28-4792 Neumeier Investment Counsel LLC
----    ---- -------------------------------
[Repeat as necessary.

                                                    FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COL. 6   COLUMN 7          COLUMN 8
------------------------------  --------------  ----------  --------  ------------------  -------  --------  -----------------------
                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  -----------------------
                                                                                                   NONE      SOLE     SHARED    NONE
                                                                                                             -----------------------
------------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                        COM        033037102       3598    94850               94850              67900   26950
Arthur J. Gallagher                  COM        363576109       8681   267100              267100             119400  147700
Astec Industries                     COM        046224101       1769    66600               66600              37100   29500
Burlington Coat Factory              COM        121579106       5238   304760              304760             168460  136300
Claires Stores Inc.                  COM        179584107       6759   336900              336900             167500  169400
Dentsply International               COM        249030107       7692   271100              271100             145000  126100
Doral Financial Corporation          COM        25811P100       4148   366700              366700             166100  200600
Engelhard Corporation                COM        292845104       3766   249000              249000             103500  145500
Furniture Brands International       COM        360921100       6518   346500              346500             182100  164400
Harman International                 COM        413086109      14054   234225              234225             120200  114025
HCC Insurance Holdings               COM        404132102       3126   235900              235900              95100  140800
Hon Industries Inc.                  COM        438092108       8997   349400              349400             179100  170300
Houghton Mifflin                     COM        441560109       5589   131700              131700              57800   73900
ICN Pharmaceuticals Inc.             COM        448924100       6007   220425              220425             105150  115275
Imperial Bancorp                     COM        452556103      12564   405284              405284             204696  200588
Jacobs Engineering Group             COM        469814107       6420   201400              201400              94000  107400
Kenneth Cole Productions             COM        193294105        138     3525                3525                  0    3525
Landstar System Inc.                 COM        515098101       8946   163400              163400              79500   83900
Manitowoc Inc.                       COM        563571108       3685   134000              134000              82200   51800
Monaco Coach Corp.                   COM        60886R103       5943   312800              312800             134300  178500
Orbotech Ltd.                        ORD        M75253100       2104    24750               24750              11050   13700
Pittson Brinks Group                 COM        725701106       4741   278900              278900             131000  147900
Quanex Corporation                   COM        747620102       3263   181300              181300              79400  101900
Russ Berrie & Co. Inc.               COM        782233100        786    42500               42500              25500   17000
Southdown Inc.                       COM        841297104       8245   139150              139150              67400   71750
St. Francis Capital Corp.            COM        789374105       1358    97000               97000              23100   73900


                                                    FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COL. 6   COLUMN 7          COLUMN 8
------------------------------  --------------  ----------  --------  ------------------  -------  --------  -----------------------
                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  -----------------------
                                                                                                   NONE      SOLE     SHARED    NONE
                                                                                                             -----------------------
------------------------------------------------------------------------------------------------------------------------------------
Sterling Software Inc.               COM        859547101       6785   215400              215400             112500  102900
Superior Industries                  COM        868168105       8248   260300              260300             128000  132300
Vans Inc.                            COM        921930103       3154   195600              195600             107300   88300
Wilmington Trust                     COM        971807102       6460   132850              132850              66000   66850